Events Occurring After The Reporting Date	6 Months Ended
Jun. 30, 2025
Events Occurring After The Reporting Date [Abstract]
EVENTS OCCURRING AFTER THE REPORTING DATE
18.	EVENTS OCCURRING AFTER THE REPORTING DATE

Except as disclosed below, there is no other matter or circumstance arisen since June 30, 2025, which has significantly affected, or may significantly affect the operation of the Group, the results of those operations, or the state of affairs of the Group in subsequent financial years.

(a)	On August 8, 2025 the Company’s management was notified that the Australian Securities and Investments Commission (“ASIC”) had commenced proceedings in the Magistrates Court in Adelaide, South Australia, for failing to lodge annual reports for the years 2020, 2021, 2022, and 2023 and interim reports for the years 2021, 2022, 2023, and 2024 with ASIC (together the “Reports”). The Company understands it was convicted following an ex parte hearing (a hearing which the Company did not attend). On December 9, 2025 the magistrate courts imposed a penalty of A$45,387 or approximately $30,100. The Company has completed and filed these Reports with ASIC in October 2025.

(b)	On September 25, 2025, the Company redeemed the $15M Convertible Note (“CN”) due on November 21, 2025 by assigning the equipment deposits of equal value to the CN noteholder.